Earnings Per Common Share - Summary of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Income (Loss) Attributable to Parent	$ 341,303	$ 423,211	$ 512,599
Weighted average number of common shares used to compute basic earnings per common share (in shares)	228,146	227,577	227,983
Dilutive effect of outstanding stock options and restrictive stock units (in shares)	2,473	2,555	3,403
Dilutive effect of outstanding warrants (in shares)	0	4	648
Weighted average number of common shares used to compute diluted earnings per common share (in shares)	230,619	230,136	232,034
Basic earnings per common share (in USD per share)	$ 1.50	$ 1.86	$ 2.25
Diluted earnings per common share (in USD per share)	$ 1.48	$ 1.84	$ 2.21
Stock Options and Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	1	146	8
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	17,562	20,556	19,912